Inventories - Summary of Inventories (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Classes of current inventories [abstract]
Raw materials	$ 49,956	$ 49,956
Work-in-process	44,719	44,719
Finished goods	0	46,904
Less: Write down of inventories	(94,675)	(46,904)
Inventories, net	$ 0	$ 94,675